Average Annual Total Returns		12 Months Ended	25 Months Ended	29 Months Ended
	Oct. 24, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
GraniteShares 2x Long BABA Daily ETF
Prospectus [Line Items]
Performance Inception Date	Dec. 12, 2022
GraniteShares 2x Long BABA Daily ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.13%	(19.33%)
GraniteShares 2x Long BABA Daily ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.67%	(14.31%)
GraniteShares 2x Long BABA Daily ETF | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.13%	(19.33%)
GraniteShares 2x Long BABA Daily ETF | S And P 500 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	22.65%
GraniteShares 1.25x Long TSLA Daily ETF
Prospectus [Line Items]
Performance Inception Date	Aug. 08, 2022
GraniteShares 1.25x Long TSLA Daily ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		64.31%		(1.41%)
GraniteShares 1.25x Long TSLA Daily ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		38.07%		0.50%
GraniteShares 1.25x Long TSLA Daily ETF | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		64.31%		5.38%
GraniteShares 1.25x Long TSLA Daily ETF | S And P 500 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		17.60%
GraniteShares 2x Long NVDA Daily ETF
Prospectus [Line Items]
Performance Inception Date	Dec. 12, 2022
GraniteShares 2x Long NVDA Daily ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		344.98%	297.93%
GraniteShares 2x Long NVDA Daily ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		204.23%	252.41%
GraniteShares 2x Long NVDA Daily ETF | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		344.98%	306.23%
GraniteShares 2x Long NVDA Daily ETF | S And P 500 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	22.65%
GraniteShares 2x Long COIN Daily ETF
Prospectus [Line Items]
Performance Inception Date	Aug. 08, 2022
GraniteShares 2x Long COIN Daily ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.03%		15.55%
GraniteShares 2x Long COIN Daily ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.46%		12.14%
GraniteShares 2x Long COIN Daily ETF | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.13%		15.60%
GraniteShares 2x Long COIN Daily ETF | S And P 500 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		17.60%
GraniteShares 2x Long META Daily ETF
Prospectus [Line Items]
Performance Inception Date	Dec. 12, 2022
GraniteShares 2x Long META Daily ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		112.54%	184.96%
GraniteShares 2x Long META Daily ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		66.62%	158.09%
GraniteShares 2x Long META Daily ETF | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		112.54%	206.23%
GraniteShares 2x Long META Daily ETF | S And P 500 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	22.65%
GraniteShares 2x Long AAPL Daily ETF
Prospectus [Line Items]
Performance Inception Date	Aug. 08, 2022
GraniteShares 2x Long AAPL Daily ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		47.19%		18.46%
GraniteShares 2x Long AAPL Daily ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		27.94%		15.27%
GraniteShares 2x Long AAPL Daily ETF | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		47.19%		21.77%
GraniteShares 2x Long AAPL Daily ETF | S And P 500 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		17.60%